SCHEDULE OF INVESTMENTS
Ivy Focused Value NextShares (in thousands)	MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Advertising – 7.7%
Interpublic Group of Cos., Inc. (The)	16	$345
Omnicom Group, Inc.	5	358

		703

Total Communication Services - 7.7%		703

Consumer Discretionary
Apparel Retail – 4.1%
Gap, Inc. (The)	14	375

Automobile Manufacturers – 4.0%
General Motors Co.	10	358

Department Stores – 4.0%
Kohl’s Corp.	5	362

Total Consumer Discretionary - 12.1%		1,095

Consumer Staples
Drug Retail – 3.9%
CVS Caremark Corp.	7	353

Total Consumer Staples - 3.9%		353

Energy
Oil & Gas Refining & Marketing – 10.6%
PBF Energy, Inc., Class A	16	502
Phillips 66	5	459

		961

Total Energy - 10.6%		961

Financials
Life & Health Insurance – 9.9%
MetLife, Inc.	10	443
Prudential Financial, Inc.	5	456

		899

Mortgage REITs – 5.8%
AGNC Investment Corp.	29	530

Regional Banks – 14.8%
Citizens Financial Group, Inc.	11	344
F.N.B. Corp.	32	338
Fifth Third Bancorp	12	297
Regions Financial Corp.	26	363

		1,342

Total Financials - 30.5%		2,771

Health Care
Biotechnology – 4.2%
Gilead Sciences, Inc.	6	381

Health Care Services – 4.0%
Cardinal Health, Inc.	8	362

Pharmaceuticals – 4.2%
Pfizer, Inc.	9	381

Total Health Care - 12.4%		1,124

Information Technology
IT Consulting & Other Services – 4.1%
International Business Machines Corp.	3	373

Technology Hardware, Storage & Peripherals – 4.0%
Hewlett-Packard Co.	19	366

Total Information Technology - 8.1%		739

Materials
Commodity Chemicals – 3.9%
LyondellBasell Industries N.V., Class A	4	352

Paper Packaging – 4.1%
International Paper Co.	8	371

Total Materials - 8.0%		723

Real Estate
Hotel & Resort REITs – 4.0%
Host Hotels & Resorts, Inc.	19	364

Total Real Estate - 4.0%		364

TOTAL COMMON STOCKS – 97.3%		$8,833

(Cost: $9,661)

SHORT-TERM SECURITIES
Short Term Investment Funds - 2.5%
State Street Institutional U.S. Government Money Market Fund, 2.000% (A)	229	229

TOTAL SHORT-TERM SECURITIES – 2.5%		$229

(Cost: $229)

TOTAL INVESTMENT SECURITIES – 99.8%		$9,062

(Cost: $9,890)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		21

NET ASSETS – 100.0%		$9,083

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at March 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$8,833	$—	$—
Short-Term Securities	—	229	—

Total	$8,833	$229	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$9,890

Gross unrealized appreciation	23
Gross unrealized depreciation	(851)

Net unrealized appreciation	$(828)